Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9.	Income Taxes

The Company and its subsidiaries are subject to taxation in various jurisdictions including Hong Kong and PRC. Pursuant to the rules and regulations of the Cayman Islands, the Company is not subject to any income tax in the Cayman Islands. The income of its subsidiaries which are incorporated in the BVI is not subject to taxation in the BVI under the current BVI law. The subsidiaries operating in Hong Kong and the PRC are subject to income taxes as described below.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the rate of taxation of 16.5%, 16.5% and 16.5% for the years ended December 31, 2014, 2015 and 2016, respectively, to the estimated income earned in or derived from Hong Kong if applicable.

Under the new PRC Enterprise Income Tax Law and Implementation Rules (“EIT Law”), the enterprise income tax rate on all domestic-invested enterprises and foreign investment enterprises in the PRC is 25%, unless they qualify for certain exemptions.

Uncertain tax positions of all PRC subsidiaries (former and existing) have been also assessed and in the opinion of the independent tax advisor, there are no significant uncertain tax positions including those transactions in between the PRC subsidiaries and their holding companies being subject to transfer pricing rulings in the PRC.

The Company recognizes interest expense and penalties related to income tax matters in interest and penalties expense within income tax expense. The sum of accrued interest or penalties accrued on the consolidated balance sheets accumulated to HK$1,536 on the consolidated balance sheets as at December 31, 2016. The Company had no significant unrecognized tax benefits at December 2015 and December 2016.

As of December 31, 2015 and 2016, board of directors considered that the Company had accounted for the uncertain tax positions affecting its consolidated financial position, results of operations or cash flows, and will continue to evaluate for any uncertain position in future. The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities.

The provision for income taxes consists of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2015	2016
	HK$	HK$	HK$

Current tax
- Hong Kong	1,303	62	81
- PRC	-	-	118
- Other countries	1,866	232	1,042
	3,169	294	1,241

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2015	2016
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rate	201	(4,349)	(69)
Current tax in other jurisdictions	1,866	232	1,160
Effect of income not chargeable for tax purpose	(663)	(90)	(152)
Effect of expenses not deductible for tax purpose	3	4,401	-
Tax effect of unused tax losses not recognized	459	-	221
Under provision in previous years	1,303	100	81
	3,169	294	1,241